Operating leases	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Operating leases	Operating leases
    Lease costs recorded under operating leases for the three and nine months ended September 30, 2020 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Operating lease costs	$7,417	$8,713	$23,274	$26,332
Income from sub-leases	(268)	(378)	(781)	(1,445)
Net operating lease costs	$7,149	$8,335	$22,493	$24,887

    Of the total cost of $22.5 million incurred in the nine months ended September 30, 2020 (September 30, 2019: $24.9 million), $20.6 million (September 30, 2019: $23.0 million) is recorded within selling, general and administration costs and $1.9 million (September 30, 2019: $1.9 million) is recorded within direct costs.

    During the three and nine months ended September 30, 2020 and September 30, 2019, costs incurred by the Group related to variable lease payments was de minimis.

    Right-of-use assets obtained during the three and nine months ended September 30, 2020 net of early termination options, now reasonably certain to be exercised, totaled $5.3 million and $8.2 million, respectively (September 30, 2019: $7.5 million and $25.4 million respectively). In the nine months ended September 30, 2020, office consolidations resulted in the recognition of an onerous lease obligation. The right-of-use assets related to these offices have been impaired to the extent they are considered onerous and a loss $5.4 million was recorded (see note 8 - Restructuring). No impairment losses were recognized in the three and nine months ended September 30, 2020.

The weighted average remaining lease term and weighted-average discount rate at September 30, 2020 were 4.57 years and 2.58%, respectively.
    Future minimum lease payments under non-cancelable leases as of September 30, 2020 were as follows:

Minimum rental payments
(in thousands)
September 30, 2020
Due within 1 year	$26,237
Due between 1 and 5 years	54,736
Thereafter	11,491
Total future minimum lease payments	92,464
Lease imputed interest	(5,665)
Total	$86,799
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $24.3 million have been included in other liabilities as at September 30, 2020 (September 30, 2019: $28.1 million).